Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 99.0%
Advertising — 0.6%
The Trade Desk, Inc., Class A*	24,457	$1,461,306
Aerospace & Defense — 1.8%
Airbus S.E.	20,021	1,725,818
Teledyne Technologies, Inc.*	8,107	2,735,869
		4,461,687
Auto Manufacturers — 8.3%
Ferrari N.V.	15,426	2,853,810
Rivian Automotive, Inc., Class A*	274,253	9,025,666
Tesla, Inc.*	32,379	8,588,530
		20,468,006
Biotechnology — 0.9%
Argenx S.E., ADR*	4,212	1,487,047
Moderna, Inc.*	6,434	760,820
		2,247,867
Commercial Services — 2.0%
Block, Inc., CDI*	14,240	747,473
Cintas Corp.	2,051	796,178
Global Payments, Inc.	11,035	1,192,332
TransUnion	23,288	1,385,403
Verisk Analytics, Inc.	5,183	883,857
		5,005,243
Computers — 8.1%
Apple, Inc.	144,837	20,016,474
Diversified Financial Services — 4.8%
Ant Group Co., Ltd.(1),#	279,408	550,434
Mastercard, Inc., Class A	18,705	5,318,580
Visa, Inc., Class A	34,253	6,085,045
		11,954,059
Electrical Components & Equipment — 0.5%
Generac Holdings, Inc.*	7,601	1,354,042
Healthcare Products — 3.5%
Align Technology, Inc.*	3,171	656,746
Avantor, Inc.*	48,803	956,539
Danaher Corp.	3,285	848,483
Insulet Corp.*	3,211	736,603
Intuitive Surgical, Inc.*	17,823	3,340,743
Stryker Corp.	10,351	2,096,491
		8,635,605
Healthcare Services — 5.6%
HCA Healthcare, Inc.	5,765	1,059,549
Humana, Inc.	5,945	2,884,455
UnitedHealth Group, Inc.	19,475	9,835,654
		13,779,658
Internet — 24.9%
Alphabet, Inc., Class A*	114,380	10,940,447
Alphabet, Inc., Class C*	99,766	9,592,501
Amazon.com, Inc.*	247,300	27,944,900
Booking Holdings, Inc.*	1,101	1,809,174
Coupang, Inc., Class A*	73,361	1,222,928
	Number of Shares	Value†

Internet — (continued)
DoorDash, Inc., Class A*	12,287	$607,592
Expedia Group, Inc.*	15,607	1,462,220
Match Group, Inc.*	21,900	1,045,725
Meta Platforms, Inc., Class A*	15,726	2,133,704
Netflix, Inc.*	10,138	2,386,891
Sea Ltd., ADR*	18,500	1,036,925
Spotify Technology S.A.*	17,332	1,495,751
		61,678,758
Leisure Time — 0.2%
Peloton Interactive, Inc., Class A*	54,881	380,325
Lodging — 1.4%
Las Vegas Sands Corp.*	49,614	1,861,517
Wynn Resorts Ltd.*	23,964	1,510,451
		3,371,968
Pharmaceuticals — 3.0%
AstraZeneca PLC, ADR	12,103	663,728
Cigna Corp.	7,468	2,072,146
Eli Lilly & Co.	14,888	4,814,035
		7,549,909
Retail — 3.9%
Carvana Co.*	15,569	316,051
Chipotle Mexican Grill, Inc.*	2,288	3,438,315
Floor & Decor Holdings, Inc., Class A*	11,695	821,691
Lululemon Athletica, Inc.*	2,083	582,323
Ross Stores, Inc.	51,994	4,381,534
		9,539,914
Semiconductors — 4.8%
Advanced Micro Devices, Inc.*	43,151	2,734,047
ASML Holding N.V.	11,333	4,707,162
NVIDIA Corp.	37,091	4,502,477
		11,943,686
Software — 23.7%
Activision Blizzard, Inc.	18,864	1,402,350
Atlassian Corp. PLC, Class A*	9,998	2,105,479
Bill.com Holdings, Inc.*	3,463	458,397
Black Knight, Inc.*	32,518	2,104,890
Ceridian HCM Holding, Inc.*	15,641	874,019
Fiserv, Inc.*	36,528	3,417,925
HashiCorp, Inc., Class A*	3,314	106,678
Intuit, Inc.	15,770	6,108,036
Magic Leap, Inc., Class A(1),*,#	1,353	25,980
Microsoft Corp.	128,728	29,980,751
Monday.com Ltd.*	3,543	401,564
MongoDB, Inc.*	3,000	595,680
Roper Technologies, Inc.	5,914	2,126,911
Salesforce, Inc.*	28,641	4,119,722
SentinelOne, Inc., Class A*	40,031	1,023,192
ServiceNow, Inc.*	9,567	3,612,595
Stripe, Inc., Class B(1),*,#	8,608	198,328
		58,662,497

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.0%
FedEx Corp.	9,109	$1,352,413
Old Dominion Freight Line, Inc.	5,000	1,243,850
		2,596,263
TOTAL COMMON STOCKS (Cost $212,839,836)		245,107,267

PREFERRED STOCKS — 1.0%
Auto Manufacturers — 0.7%
Dr. Ing. h.c. F. Porsche AG*	15,552	1,257,444
Waymo LLC, Series A-2, CONV(1),*,#	3,737	342,765
		1,600,209
Electronics — 0.3%
GM Cruise, Class F, CONV(1),*,#	27,200	788,800
TOTAL PREFERRED STOCKS (Cost $2,071,135)		2,389,009

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%)	1,002,536	1,002,536
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 3.080%)	565,400	565,400
TOTAL SHORT-TERM INVESTMENTS (Cost $1,567,936)		1,567,936
TOTAL INVESTMENTS — 100.6% (Cost $216,478,907)		$249,064,212
Other Assets & Liabilities — (0.6)%		(1,500,713)
TOTAL NET ASSETS — 100.0%		$247,563,499

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $1,906,307 which represented 0.8% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Ant Group Co., Ltd.	06/07/18	$1,064,929	$550,434
GM Cruise, Class F	05/07/19	496,400	788,800
Magic Leap, Inc., Class A	01/20/16	657,500	25,980
Investment	Date of Acquisition	Cost	Value
Stripe, Inc., Class B	12/17/19	$135,060	$198,328
Waymo LLC, Series A-2	05/08/20	320,886	342,765
Total		$2,674,775	$1,906,307
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
CDI— CHESS Depository Interest
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2022††
United States	92%
Netherlands	3
Italy	1
Australia	1
France	1
Sweden	1
Germany	1
Total	100%
††	% of total investments as of September 30, 2022.

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